Debt (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 15, 2018	Jun. 30, 2019	Jun. 30, 2018
Line of Credit Facility [Line Items]
Debt, Long-term and Short-term, Combined Amount		$ 1,023,567	$ 826,844
Other Long-term Debt		14,361	7,015
Short-term debt		81,277	59,259
Long-term debt		$ 942,290	767,585
Description of variable rate basis		LIBOR
Debt Instrument, Unamortized Discount		$ (12,018)	(12,585)
Line of Credit [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Unamortized Discount		(2,419)	(2,012)
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt, Long-term and Short-term, Combined Amount		621,224	432,414
Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity		$ 1,592,466
Line of Credit [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Basis spread on LIBOR		1.375%
Commitment fee (percentage)		0.225%
Line of Credit [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Basis spread on LIBOR		2.00%
Commitment fee (percentage)		0.35%
Revolving Loan, Maturity June 14, 2023 [Member]
Line of Credit Facility [Line Items]
Weighted average interest rate		3.90%
Senior Notes due 2022 [Member]
Line of Credit Facility [Line Items]
Senior Notes		$ 400,000
Senior Notes due 2026 [Member]
Line of Credit Facility [Line Items]
Senior Notes			$ 400,000
Proceeds from Issuance of Private Placement	$ 400,000
Debt Instrument, Interest Rate, Stated Percentage	7.00%
Term Loan [Domain] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity		505,209
Revolving Loan, Maturity June 14, 2023 [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity after June 14, 2018 Amendment		$ 1,087,257
Redemption Any Time Prior to April 1, 2018 | Senior Notes due 2026 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Redemption Price, Percentage		107.00%
Redemption Any Time Prior to April 1, 2018 - Percentage of Aggregate Outstanding Principal | Senior Notes due 2026 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Redemption Price, Percentage		100.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		40.00%